UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4625
                                  ----------------------------------------------

                        Midas Special Equities Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                        Midas Special Equities Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      09/30/04
                         ---------------------

Item 1. Schedule of Investments

September 30, 2004 (Unaudited)

Common Stocks - 104.14%                                                     Shares               Value
                                                                         -----------         -------------
Converted Paper & Paperboard Products  - 7.68%
3M Company                                                                17,000            $    1,359,490
                                                                                            --------------

Fire, Marine & Casualty Insurance - 26.50%
American International Group, Inc.                                        12,000                  815,880
Berkshire Hathaway Inc. (a)                                                1,050                3,014,550
Renaissancere Holdings Ltd.                                               16,700                  861,386
                                                                                            -------------
                                                                                                4,691,816
                                                                                            -------------

Hotels & Motels - 10.11%
Hilton Hotels Corp.                                                       95,000                1,789,800
                                                                                            -------------

Motor Vehicles & Passenger Car Bodies - 1.97%
Bayerische Motoren Werke (BMW)                                             8,500                  349,416
                                                                                            -------------

National Commercial Banks - 7.13%
J.P. Morgan Chase & Co.                                                   31,800                1,263,414
                                                                                            -------------

Pharmaceutical Preparations - 10.34%
Johnson & Johnson                                                         20,000                1,126,600
Pfizer Inc.                                                               23,000                  703,800
                                                                                            -------------
                                                                                                1,830,400
                                                                                            -------------

Precious Metals and Resources - 2.09%
Guinor Gold Corp. (a)                                                    438,000                  370,306
                                                                                            -------------

Radio & TV Broadcasting & Communications Equipment - 4.89%
Motorola, Inc.                                                            48,000                  865,920
                                                                                           --------------

Real Estate Investment Trusts - 8.79%
Mills Corp.                                                               30,000                1,556,100
                                                                                           --------------

Retail - Variety Stores - 5.11%
Wal Mart Stores Inc.                                                      17,000                  904,400
                                                                                           --------------

Security Brokers, Dealers & Flotation Companies - 3.49%
The Charles Schwab Corp.                                                  67,204                  617,605
                                                                                           --------------

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 7.94%
Procter & Gamble Co.                                                      26,000                1,407,120
                                                                                           --------------

Telephone Communications - 8.10%
IDT Corporation (a)                                                       33,900                  509,517
Verizon Communications Inc.                                               23,500                  925,430
                                                                                           --------------
                                                                                                1,434,947
                                                                                           --------------

TOTAL COMMON STOCKS (Cost $14,713,746)                                                         18,440,734
                                                                                           --------------

                                      -1-

Midas Funds
Midas Special Equities Fund, Inc.
Schedule of Investments - ontinued
September 30, 2004 (Unaudited)

                                                                                     Value
                                                                                 -------------
TOTAL INVESTMENTS (Cost $14,713,746) - 104.14%                                   $  18,440,734
                                                                                 -------------

Liabilities in excess of cash & other assets - (4.14)%                                (733,854)
                                                                                 -------------

TOTAL NET ASSETS - 100.00%                                                       $  17,706,880
                                                                                 =============


(a) Non-income producing.

Tax Related
Unrealized appreciation                                                          $  4,784,112
Unrealized depreciation                                                            (1,057,124)
                                                                                 ------------
Net unrealized appreciation                                                      $  3,726,988
                                                                                 ============

Aggregate cost of securities for income tax purposes                             $ 14,713,746
                                                                                 ============


Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL EQUITIES FUND, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: November 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)